Other investments (Tables)	12 Months Ended
Dec. 31, 2021
Other investments
Schedule of other investments

	2021	2020	2019
	$m	$m	$m
Non-current investments
Equity securities at fair value through Other comprehensive income	1,168	1,108	1,339
Fixed income securities at fair value through profit and loss	–	–	62
Total	1,168	1,108	1,401
Current investments
Fixed income securities at fair value through profit and loss	16	118	811
Fixed deposits	53	42	38
Total	69	160	849

Schedule of analysis equity securities and bonds available for sale

	2021	2021	2020	2020	2019	2019
	FVPL	FVOCI	FVPL	FVOCI	FVPL	FVOCI
	$m	$m	$m	$m	$m	$m
Level 1	16	1,064	118	891	873	1,112
Level 2	–	–	–	–	–	–
Level 3	–	104	–	217	–	227
Total	16	1,168	118	1,108	873	1,339

Schedule of fair value movements in level 3 investments

	2021	2020	2019
	FVOCI	FVOCI	FVOCI
	$m	$m	$m
At 1 January	217	227	166
Additions	1	96	5
Revaluations	–	63	56
Net transfers (out)/in	(113)	(103)	2
Disposals	–	(86)	(5)
Impairments and exchange adjustments	(1)	20	3
At 31 December	104	217	227